Potential Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Business Combination [Abstract]
Potential Acquisitions
Note 12. Potential Acquisitions
Potential Acquisition of Scarborough Property
On July 15, 2021, an affiliate of our Sponsor assigned its interest in a purchase and sale agreement (the “Scarborough Purchase Agreement”) with an unaffiliated third party for the acquisition of a parcel of land to be developed into a self storage facility located in Scarborough, in the city of Toronto, Ontario (the “Scarborough Property”) to a wholly-owned subsidiary of our Operating Partnership. The purchase price of the Scarborough Property is approximately CAD $3.0 million. Construction is expected to commence following the closing of the acquisition. We expect to fund the acquisition of the Scarborough Property with potential future debt financing. If we fail to complete the acquisition, we may forfeit CAD $450,000 in earnest money deposits.
Potential SSGT III Merger
On July 14, 2026, the Company, SSGT III, and SSGT III Merger Sub, entered into the SSGT III Merger Agreement. The SSGT III Merger Agreement provides that, subject to satisfaction or waiver of various conditions set forth in the SSGT III Merger Agreement, we will acquire SSGT III by way of a merger of SSGT III with and into SSGT III Merger Sub, with SSGT III Merger Sub being the surviving entity. SSGT III and the Company are both sponsored by an affiliate of SmartStop Self Storage REIT, Inc.
At the effective time of the SSGT III Merger (the “Merger Effective Time”), SSGT III shall cease to exist as a separate entity in accordance with the applicable provisions of the Maryland General Corporation Law. The special committee of our board of directors (the “Company’s Special Committee”), our board of directors, the board of directors of SSGT III (the “SSGT III Board”), and the special committee of the SSGT III Board (the “SSGT III Special Committee”) have unanimously approved the SSGT III Merger, the SSGT III Merger Agreement, and the transactions contemplated by the SSGT III Merger Agreement. The Company’s Special Committee is composed entirely of independent directors of the Company.
Pursuant to the terms and subject to the conditions set forth in the SSGT III Merger Agreement, at the Merger Effective Time, (a) each share of SSGT III’s common stock, $0.001 par value per share (“SSGT III Common Stock”), issued and outstanding immediately prior to the SSGT III Merger Effective Time (other than shares owned by us, any subsidiary of ours, or any subsidiary of SSGT III) will be converted into the right to receive 1.0 shares of our Class A Common Stock, subject to the treatment of fractional shares in accordance with the SSGT III Merger Agreement; and (b) each share of Series A Convertible Preferred Stock, $0.001 par value per share, of SSGT III (“SSGT III Series A Preferred Stock”) issued and outstanding immediately prior to the Merger Effective Time will automatically be converted into the right to receive a share of Series G Convertible Preferred Stock, $0.001 par value per share, of the Company (the “SST VI Series G Preferred Stock”), a newly designated series of preferred stock of the Company having powers, preferences, privileges and rights substantially the same as those of the SSGT III Series A Preferred Stock, and such right to receive our Class A Common Stock and SST VI Series G Preferred Stock (collectively, the “SSGT III Merger Consideration”).
Assuming all of the conditions of the Merger are satisfied and the Merger is consummated in accordance with the terms in the Merger Agreement, the Company will acquire all of the real estate owned by SSGT III, which as of June 30, 2026 consisted of (i) 12 wholly-owned self storage facilities located in four states and three Canadian provinces comprising approximately 9,215 self storage units and approximately 981,465 net rentable square feet, (ii) SSGT III’s 50% equity interest in three unconsolidated real estate ventures located in the two Canadian provinces (British Columbia and Quebec) (the “JV Properties”), and (iii) beneficial interest in three Delaware Statutory Trust (“DST”) sponsored programs. The unconsolidated real estate ventures consist of one operating self storage property and two parcels of land being developed into self storage facilities, with subsidiaries of SmartCentres Real Estate Investment Trust, an unaffiliated third party, owning the other 50% of such entities.
The SSGT III Merger Agreement contains customary representations, warranties, and covenants, including covenants relating to the conduct of our business and the business of SSGT III during the period between the execution of the SSGT III Merger Agreement and the earlier of the completion of the SSGT III Merger or the termination of the SSGT III Merger Agreement in accordance with its terms. The closing of the SSGT III Merger (the “Closing”) is subject to and conditioned on the approval of the SSGT III Merger by the affirmative vote of the holders of not less than a majority of all outstanding shares of SSGT III Common Stock (the “Stockholder Approval”). Pursuant to the terms of the SSGT III Merger Agreement, the Closing is also subject to other customary conditions, including the delivery of certain documents and legal opinions, the effectiveness of the registration statement on Form S-4 to be filed by the Company to register the shares of our Class A Common Stock to be issued as SSGT III Merger Consideration, the accuracy of the representations and warranties of the parties (subject to the materiality standards contained in the SSGT III Merger Agreement), and the absence of a “Strategic Storage Trust VI Material Adverse Effect” or “SSGT III Material Adverse Effect” (as each term is defined in the SSGT III Merger Agreement). Our obligation to consummate the SSGT III Merger is not subject to a financing condition. The Closing is not subject to the approval of our stockholders.
The SSGT III Merger Agreement prohibits SSGT III and its subsidiaries and representatives from soliciting alternative acquisition proposals, subject to certain limited exceptions. During the period beginning on the date of the SSGT III Merger Agreement and continuing for forty-two (42) days, the parties are subject to a customary “window shop” period related to potential bidder proposals. SSGT III has agreed not to solicit or enter into an agreement regarding an Acquisition Proposal (as defined in the SSGT III Merger Agreement) and, subject to certain exceptions, is not permitted to enter into discussions or negotiations concerning any Acquisition Proposal. However, prior to obtaining the Stockholder Approval, SSGT III may, in certain circumstances specified in the SSGT III Merger Agreement, engage in discussions or negotiations and provide nonpublic information to a third party.
In connection with the termination of the SSGT III Merger Agreement and SSGT III’s entry into an alternative transaction with respect to a Superior Proposal (as defined in the SSGT III Merger Agreement), as well as under other specified circumstances, SSGT III will be required to pay to us a termination payment of $2.7 million in the event of termination during the “window shop” period, and a termination payment of $5.4 million in the event of termination under certain other circumstances. In addition, the SSGT III Merger Agreement provides for customary expense reimbursement (not to exceed $1.0 million) under specified circumstances set forth in the SSGT III Merger Agreement.

Note 12. Potential Acquisitions
Potential Acquisition of Scarborough Property
On July 15, 2021, an affiliate of our Sponsor assigned its interest in a purchase and sale agreement (the “Scarborough Purchase Agreement”) with an unaffiliated third party for the acquisition of a parcel of land to be developed into a self storage facility located in Scarborough, in the city of Toronto, Ontario (the “Scarborough Property”) to a wholly-owned subsidiary of our Operating Partnership. The purchase price of the Scarborough Property is approximately CAD $3.0 million. Construction is expected to commence following the closing of the acquisition. We expect to fund the acquisition of the Scarborough Property with potential future debt financing. If we fail to complete the acquisition, we may forfeit CAD $450,000 in earnest money deposits.